INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INVENTORIES [Abstract]
Raw materials and components	$ 2,747	$ 2,430
Work in progress	3,885	4,529
Finished goods	640	696
Inventories	7,272	7,655
Write-offs of inventories	$ 72	$ 136	$ 133